Class A Contingently Redeemable Preferred Units (Tables)	12 Months Ended
Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Schedule Of Class A Contingently Redeemable Preferred Units Issued and Outstanding

	Shares Authorized	Shares Issued and Outstanding	Original Issuance Price	Carrying value	Accumulated Unpaid Dividends	Amount contingently redeemable
Class A Preferred Units	1,167,418	1,167,418	$46.35	$54,105	$9,253	$63,358
The Company has the following contingently redeemable preferred units issued and outstanding at December 31, 2019 (in thousands, except unit and per unit data):

	Shares Authorized	Shares Issued and Outstanding	Original Issuance Price	Carrying value	Accumulated Unpaid Dividends	Amount contingently redeemable
Class A Preferred Units	702,493	702,493	$45.32	$31,836	$3,209	$35,045